Victory Global Managed Volatility Fund Investment Objectives and Goals - Victory Global Managed Volatility Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Global Managed Volatility Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Global Managed Volatility Fund (the “Fund”) seeks to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.